Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	8-K
Amendment Flag	true
Amendment Description	In connection with the foregoing, Rex Energy is filing herewith as Exhibit 99.1 to this Current Report on Form 8-K its unaudited consolidated financial statements contained in the 1Q2013 Form 10-Q, which include new Note 20 (Condensed Consolidating Financial Information) and revised Note 19 (Subsequent Events) in the Notes to its unaudited consolidated financial statements, disclosing condensed consolidating financial information of the Guarantors and subsequent events.
Document Period End Date	Mar. 31, 2013
Trading Symbol	REXX
Entity Registrant Name	REX ENERGY CORP
Entity Central Index Key	0001397516